Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

The following table presents accrued expenses as of December 31, 2017 and 2016:

	Year Ended
	December 31,
(U.S. Dollars in thousands)	2017	2016
Operating expenses	$979	$116
Interest expenses	3,394	2,587
Guarantee costs	54	58
Other expenses	2,077	607

Total accrued expenses	$6,504	$3,368